Share-Based Compensation (Details) - Schedule of Fair Value of the Share Options	12 Months Ended
Aug. 31, 2024 $ / shares
Schedule of Fair Value of the Share Options [Line Items]
Expected dividend yield	1.87%
Risk-free interest rate	4.15%
Expected volatility	65.49%
Expected life	10 years
Exercise multiples	2.80
Minimum [Member]
Schedule of Fair Value of the Share Options [Line Items]
Fair value of underlying ordinary shares (US$/share) (in Dollars per share)	$ 0.23
Maximum [Member]
Schedule of Fair Value of the Share Options [Line Items]
Fair value of underlying ordinary shares (US$/share) (in Dollars per share)	$ 0.24